Events After the Statement of Financial Position Date	6 Months Ended
Sep. 30, 2022
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Events After the Statement of Financial Position Date
20	EVENTS AFTER THE STATEMENT OF FINANCIAL POSITION DATE
Administrative actions from the Financial Services Agency
On October 7, 2022, SMBC Nikko Securities Inc. (“SMBC Nikko Securities”), which is a wholly owned subsidiary of SMFG, received from the Financial Services Agency of Japan (“FSA”) a business suspension order based on Article 52, Paragraph 1 of the Financial Instruments and Exchange Act (“FIEA”), generally prohibiting it from engaging in new business relating to block offer transactions for the period from October 7, 2022 to January 6, 2023. In addition, SMBC Nikko Securities received from the FSA business improvement orders based on Article 51 of the FIEA in connection with the market manipulation conduct and the firewall regulation violations.
On the same day, SMFG received from the FSA an improvement measures order based on Article
32-2,
Paragraph 2 of the FIEA in connection with the market manipulation conduct.
These administrative actions issued to SMBC Nikko Securities and SMFG are not expected to have a material impact on the Group’s consolidated financial statements.